DESCRIPTION OF THE PLAN - Vesting (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Less than 1 year
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	0.00%
At least 1, less than 2 years
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	33.00%
At least 2, less than 3 years
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	67.00%
3 or more years
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%